Commitments and Contingencies	12 Months Ended
Oct. 31, 2025
Disclosure Of Contingencies [Abstract]
Commitments and Contingencies [Text Block]

21. Commitments and Contingencies

(a) The Company has agreed to indemnify its directors and officers and certain of its employees in accordance with the Company's by-laws. The Company maintains insurance policies that may provide coverage against certain claims.

(b) The Company has previously reported on the lawsuit filed by Mr. Steven Van Fleet against Micromem, the Company's response to the lawsuit and its counterclaims against Mr. Van Fleet.

On April 29, 2021 the matter was resolved in Micromem's favor when the Court dismissed Mr. Van Fleet's claims and ruled that he was liable to the Company and to MAST on their counterclaims. On June 16, 2021, the Court ruled that Micromem and MAST had established damages totaling $765,579 representing the full amount that had been requested; furthermore, the Court awarded costs and statutory prejudgment interest from May 9, 2017. On June 29, 2021 the Court entered a judgement in favor of Micromem and MAST for a total amount of $1,051,739.

With respect to the Company's efforts to collect on that Judgement, a settlement ("Settlement") was reached during October 2021. Pursuant to the Settlement, the Company received an initial one-time payment and is entitled to additional monthly payments over a period of up to six years. The Company will record those payments as and when they are received. The total amount to be received by the Company if Mr. Van Fleet makes all the required payments under the terms of the Settlement will be less than the amount of the Judgement obtained by the Company, but if Mr. Van Fleet does not comply with the terms of the Settlement, it also provides the Company a means of enforcing a larger judgement against Mr. Van Fleet that is substantially in line with the Judgement. Mr. Van Fleet has made the prescribed monthly payments each month since October 2021.

The Company reports the recovery of this contingent asset as funds are received. In the year ended October 31, 2025 the Company has recorded a recovery of $22,653 as a reduction of legal expenses (2024 - $26,648, 2023 - $23,555).

(c) On November 1, 2023, a former employee filed a statement of claim against the Company relating to employment termination without reasonable notice. The Company filed a statement of defence and counterclaim on November 29, 2023 denying all liability to the former employee. In August 2024, management attended legal discoveries and presented the Company's position. The matter proceeded to non-binding arbitration in October 2024 which ended without reaching to an agreement. The Company considers the claim of the former employee to be largely and likely without merit and therefore, no provision has been recorded in these consolidated financial statements.

(d) On March 23, 2023, the Company signed a letter of intent (the "LOI") with companies incorporated in Romania (the "Parties") whereby the Parties intend to collaborate for the development of certain hardware equipment (the "Project"). Under the LOI, the Parties will provide full payment for the hardware equipment and the Company will provide all engineering support and expertise as required. At October 31, 2025 a formal agreement relating to the Project has not been executed.

As at October 31, 2024, the total advances were recorded as a deposit liability and the third party payments were recorded as prepaid expenses. During the year ended October 31, 2025, the hardware equipment was produced, and the amounts transferred to inventory. As at October 31, 2025, the Company determined that the net realizable value was $nil, and the full amount of $126,000 was expensed.

(e) On December 3, 2024, the Company entered into an agreement with a third party to conduct research with the intention to develop intellectual property. If the project is successful, the Company will have the right to obtain a license for use of the intellectual property, the terms of which to be negotiated at that time. As at October 31, 2025, the Company has paid $47,795 ($67,000 CAD) (2024 - $nil), which has been recognized as an expense. As at October 31, 2025, the Company is committed to pay an additional $23,541 ($33,000 CAD) on November 6, 2026. The agreement may be terminated with thirty days notice. There can be no assurances that the agreement will lead to successful development of intellectual property as contemplated, or at all.